Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 3,886,798	$ 582,869	$ 832,430
Inventories	1,739,451	2,216,136	373,540
Deposits on inventory	218,862	218,862	1,005,679
Total current assets	5,845,111	3,017,867	2,211,649
Property, plant and equipment, net	87,516	87,516
Other assets			7,150
Total assets	5,932,627	3,105,383	2,218,799
Current liabilities:
Accounts payable	333,046	394,400	137,843
Accounts payable - related party	302,889	302,889
Accrued liabilities	86,548	59,108	406,000
Deferred income	1,822,405	848,405	584,955
Line of credit	1,905,558	1,605,558	271,024
Related party debt	1,906,916	1,916,916	2,009,950
Other current liabilities	605,000
Total current liabilities	6,962,362	5,127,276	3,409,772
Stockholders' equity:
Common stock	86,853	85,116	83,000
Additional paid-in capital	2,001,459	1,049,667	657,972
Accumulated Deficit	(3,118,047)	(3,156,676)	(1,931,945)
Total stockholders' deficit	(1,029,735)	(2,021,893)	(1,190,973)
Total liabilities and stockholders' deficit	$ 5,932,627	$ 3,105,383	$ 2,218,799